SHARE BASED COMPENSATION (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands					12 Months Ended
	Apr. 09, 2024 shares	Apr. 09, 2023 shares	Apr. 09, 2022 shares	Mar. 01, 2022 shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2024 CNY (¥)	Feb. 28, 2024 shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Feb. 01, 2014 shares
SHARE BASED COMPENSATION
Options granted					927,405	927,405	200,000	1,166,980
Exercise prices | $ / shares						$ 0.01					$ 0.01	$ 0.01
Vesting period							1 year
Total intrinsic value of options exercised | ¥					¥ 680		¥ 711	¥ 2,543
Income tax benefit from share-based compensation | $						$ 0
Unrecognized stock option compensation expense | ¥									¥ 1,133
Unrecognized stock option compensation expense, period for recognition					2 years 8 months 12 days	2 years 8 months 12 days
Non-vested shares granted					239,680	239,680
Unrecognized non-vested shares compensation expense | ¥									¥ 579
Unrecognized non-vested shares compensation expense, period for recognition					3 months 10 days	3 months 10 days
Fair value of vested restricted shares | ¥					¥ 634		¥ 2,916	¥ 3,358
Minimum
SHARE BASED COMPENSATION
Vesting period					0 years	0 years		0 years
Maximum
SHARE BASED COMPENSATION
Vesting period					3 years	3 years		10 years
Independent director
SHARE BASED COMPENSATION
Vesting period	1 year	1 year	1 year	1 year
Non-vested shares granted	239,680	115,050	337,170	50,000
January 1
SHARE BASED COMPENSATION
Expiration period					10 years	10 years	10 years	10 years
2014 Plan
SHARE BASED COMPENSATION
Authorized													1,833,696
2025 Plan
SHARE BASED COMPENSATION
Authorized										3,500,000